SHARE-BASED PAYMENTS - Summary of the activity for the options granted under the share award scheme (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 USD ($) $ / shares	Dec. 31, 2024 CNY (¥) shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥) shares
2013 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	13,272,900	13,272,900
Number of options - Granted | shares	0	0		0		0
Number of options - Exercised | shares	(3,367,365)	(3,367,365)		0		0
Number of options - Outstanding at ending | shares	9,905,535	9,905,535		13,272,900
Number of options - Vested and expected | shares	9,905,535
Number of options - Exercisable | shares	9,905,535
Weighted- average exercise price - Outstanding at beginning	$ 0.87
Weighted- average exercise price - Exercised	0.87
Weighted- average exercise price - Outstanding at ending	0.87		$ 0.87
Weighted- average exercise price - Vested and expected	0.87
Weighted- average exercise price - Exercisable	0.87
Weighted- average grant- date fair value - Outstanding at beginning	0.32
Weighted- average grant- date fair value - Exercised	0.29
Weighted- average grant- date fair value - Outstanding at ending	0.33		0.32
Weighted- average grant date fair value - Vested and expected	0.33
Weighted- average grant- date fair value - Exercisable	$ 0.33
Weighted- average remaining contractual term - Outstanding	3 years 11 months 19 days	3 years 11 months 19 days		4 years 11 months 19 days
Weighted- average remaining contractual term - Vested and expected	3 years 11 months 19 days	3 years 11 months 19 days
Weighted- average remaining contractual term - Exercisable	3 years 11 months 19 days	3 years 11 months 19 days
2021 Share Award Scheme
SHARE-BASED PAYMENTS
Number of options - Outstanding at beginning | shares	126,506,726	126,506,726
Number of options - Granted | shares	127,899,901	127,899,901
Number of options - Forfeited | shares	(4,802,299)	(4,802,299)
Number of options - Exercised | shares	(54,125,280)	(54,125,280)
Number of options - Outstanding at ending | shares	195,479,048	195,479,048		126,506,726
Number of options - Vested and expected | shares	195,479,048
Number of options - Exercisable | shares	96,416,390
Weighted- average exercise price - Outstanding at beginning	$ 0.01
Weighted- average exercise price - Granted	0.01
Weighted- average exercise price - Forfeited	0.01
Weighted- average exercise price - Exercised	0.01
Weighted- average exercise price - Outstanding at ending	0.01		0.01
Weighted- average exercise price - Vested and expected	0.01
Weighted- average exercise price - Exercisable	0.01
Weighted- average grant- date fair value - Outstanding at beginning	0.29
Weighted- average grant- date fair value - Granted	0.75		0.21		$ 0.27
Weighted- average grant- date fair value - Forfeited	0.39
Weighted- average grant- date fair value - Exercised	0.3
Weighted- average grant- date fair value - Outstanding at ending	0.55		$ 0.29
Weighted- average grant date fair value - Vested and expected	0.55
Weighted- average grant- date fair value - Exercisable	$ 0.39
Weighted- average remaining contractual term - Outstanding	8 years 5 months 8 days	8 years 5 months 8 days		8 years 5 months 15 days
Weighted- average remaining contractual term - Vested and expected	8 years 5 months 8 days	8 years 5 months 8 days
Weighted- average remaining contractual term - Exercisable	7 years 9 months 21 days	7 years 9 months 21 days
Aggregate intrinsic value - Outstanding | $	$ 132,796		$ 87,214
Aggregate intrinsic value - Exercised	36,767	¥ 257,115		¥ 535,068		¥ 68,812
Aggregate intrinsic value - Vested and expected | $	132,796
Aggregate intrinsic value - Exercisable | $	$ 65,768